Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,750,000
Previously Paid Amount	0.00
Total Fee Amount	2,036.98
Total Offset Amount	0.00
Net Fee	2,036.98
Narrative - Max Aggregate Offering Price	$ 14,750,000
Final Prospectus	true